INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Jun. 30, 2017
Inventory [Line Items]
Raw materials	$ 15,550	$ 15,781
Work in progress	18,196	19,525
Finished goods	13,856	10,354
Inventories	$ 47,602	$ 45,660